Condensed consolidated statement of changes in equity	EUR (€)	Share capital [member] EUR (€)	Share premium [member] EUR (€)	Other reserves [member] EUR (€)	Currency translation reserve [member] EUR (€)	Accumulated losses [member] EUR (€)	Accumulated losses [member] USD ($)
Beginning balance at Dec. 31, 2021	€ 204,953,069	€ 3,978,226	€ 278,742,900	€ 9,774,416	€ 25,928	€ (87,568,401)
Net loss	(28,648,098)					(28,648,098)
Issue of share capital	9,535,473	70,572	9,464,901
Transaction costs on issue of shares	(307,710)		(307,710)
Currency translation reserve	(80,411)				(80,411)
Share-based payments	5,089,777			5,089,777
Settlement of share-based payments	31,555	3,118	199,917	(150,568)		(20,912)
Ending balance at Jun. 30, 2022	190,573,655	4,051,916	288,100,008	14,713,625	(54,483)	(116,237,411)
Beginning balance at Dec. 31, 2022	149,259,030	4,057,976	289,177,197	20,169,459	43,290	(164,188,892)
Net loss	(44,528,822)					(44,528,822)
Issue of share capital	64,084,953	834,161	63,250,792
Transaction costs on issue of shares	(209,870)		(209,870)
Currency translation reserve	(28,885)				(28,885)
Share-based payments	5,299,814			5,299,814
Settlement of share-based payments	145,653	6,614	1,213,329	(1,219,943)			$ (145,653)
Ending balance at Jun. 30, 2023	€ 173,730,567	€ 4,898,751	€ 353,431,448	€ 24,249,330	€ 14,405	€ (208,863,367)